COMMITMENTS AND CONTINGENCIES - Schedule of Contractual Obligations (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Long-Term Debt Obligations	$ 250,000	$ 500,000
Notes payable - current portion	703,914
Capital Leases	154,997
Operating Lease Obligations	16,222,372
Total	$ 17,331,283
Year 1
Long-Term Debt Obligations
Capital Leases	$ 39,805
Operating Lease Obligations	1,887,780
Total	$ 1,927,585
Year 2
Long-Term Debt Obligations
Capital Leases	$ 40,842
Operating Lease Obligations	2,009,821
Total	2,050,663
Year 3
Long-Term Debt Obligations	250,000
Capital Leases	40,724
Operating Lease Obligations	2,028,724
Total	$ 2,569,448
Year 4
Long-Term Debt Obligations
Capital Leases	$ 26,360
Operating Lease Obligations	2,005,070
Total	$ 2,031,430
Year 5
Long-Term Debt Obligations
Capital Leases	$ 12,587
Operating Lease Obligations	1,705,248
Total	$ 1,717,835
Thereafter
Long-Term Debt Obligations
Capital Leases	$ 7,395
Operating Lease Obligations	7,160,782
Total	$ 7,168,177